UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 145.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$751,971
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	824,409

		$1,576,380

Education — 10.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$826,193
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	958,348
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,139,850

		$2,924,391

Escrowed/Prerefunded — 13.8%
Boston, Prerefunded to 4/1/21, 4.00%, 4/1/24	$200	$220,332
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	25	26,086
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	73,040
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	320	343,066
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	525,319
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), Prerefunded to 8/15/17, 5.25%, 8/15/28	400	402,256
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,045,920
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,076,065

		$3,712,084

General Obligations — 9.4%
Danvers, 5.25%, 7/1/36	$565	$644,303
Plymouth, 5.00%, 5/1/26	250	282,165
Plymouth, 5.00%, 5/1/31	225	253,085
Plymouth, 5.00%, 5/1/32	205	229,450
Wayland, 5.00%, 2/1/33	340	379,025
Wayland, 5.00%, 2/1/36	510	567,406
Winchester, 5.00%, 4/15/36	160	179,269

		$2,534,703

Hospital — 21.9%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	$120	$135,959
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	614,203
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	845,887
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,110,900

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$815,192
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	534,300
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	796,320
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,053,060

		$5,905,821

Insured-Education — 12.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$956,074
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,413,914
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	953,355

		$3,323,343

Insured-Electric Utilities — 4.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,168,606

		$1,168,606

Insured-Escrowed/Prerefunded — 13.7%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,384,728
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	240,178
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,069,310

		$3,694,216

Insured-General Obligations — 9.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,491,147

		$2,491,147

Insured-Lease Revenue/Certificates of Participation — 4.7%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,255,310

		$1,255,310

Insured-Other Revenue — 2.1%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$568,596

		$568,596

Insured-Special Tax Revenue — 12.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$555	$667,671
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	943,428
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	520,412
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	962,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	152,960

		$3,246,931

Insured-Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,245,888

		$1,245,888

Special Tax Revenue — 4.9%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,328,471

		$1,328,471

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,085,400
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	539,625
Massachusetts Port Authority, 5.00%, 7/1/28	250	276,765
Massachusetts Port Authority, 5.00%, 7/1/34	435	477,591
Massachusetts Port Authority, 5.00%, 7/1/45	750	863,505

		$3,242,886

Water and Sewer — 3.0%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$817,567

		$817,567

Total Tax-Exempt Investments — 145.0% (identified cost $34,843,683)		$39,036,340

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.3)%		$(625,025)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (47.8)%		$(12,880,997)

Other Assets, Less Liabilities — 5.1%		$1,391,332

Net Assets Applicable to Common Shares — 100.0%		$26,921,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Sep-17	$(1,368,552)	$(1,383,187)	$(14,635)

						$(14,635)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $14,635.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,238,868

Gross unrealized appreciation	$4,334,796
Gross unrealized depreciation	(37,324)

Net unrealized appreciation	$4,297,472

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$39,036,340	$—	$39,036,340
Total Investments	$—	$39,036,340	$—	$39,036,340

Liability Description
Futures Contracts	$(14,635)	$—	$—	$(14,635)
Total	$(14,635)	$—	$—	$(14,635)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017